UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME [Abstract]
Revenue	$ 118,618	$ 105,733	$ 213,964	$ 207,220
Administrative fee revenue from affiliates	5,360	5,463	10,658	10,945
Time charter, voyage and logistics business expenses	(54,078)	(36,095)	(104,804)	(82,476)
Direct vessel expenses	(31,783)	(34,685)	(61,827)	(64,759)
General and administrative expenses incurred on behalf of affiliates	(5,360)	(5,463)	(10,658)	(10,945)
General and administrative expenses	(6,108)	(6,392)	(12,492)	(12,830)
Depreciation and amortization	(26,091)	(27,132)	(51,714)	(46,959)
Interest expense and finance cost, net	(27,565)	(26,698)	(54,987)	(54,448)
Impairment loss on sale of vessel	(5,141)	0	(14,239)	0
Gain on debt extinguishment	1,715	0	1,715	0
Other (expense)/income, net	(1,523)	(2,530)	(2,878)	9,134
(Loss)/income before equity in net earnings of affiliated companies	(31,956)	(27,799)	(87,262)	(45,118)
Equity in net (losses)/earnings of affiliated companies	(3,775)	3,424	1,307	16,376
Loss before taxes	(35,731)	(24,375)	(85,955)	(28,742)
Income tax benefit/(expense)	76	621	493	(424)
Net loss	(35,655)	(23,754)	(85,462)	(29,166)
Less: Net income attributable to the noncontrolling interest	(1,603)	(2,662)	(515)	(4,715)
Net loss attributable to Navios Holdings common stockholders	(37,258)	(26,416)	(85,977)	(33,881)
Loss attributable to Navios Holdings common stockholders, basic	(39,414)	(30,387)	(90,777)	(41,822)
Loss attributable to Navios Holdings common stockholders, diluted	$ (39,414)	$ (30,387)	$ (90,777)	$ (41,822)
Basic loss per share attributable to Navios Holdings common stockholders	$ (0.34)	$ (0.29)	$ (0.79)	$ (0.39)
Weighted average number of shares, basic	116,051,809	106,009,049	115,612,780	106,022,826
Diluted loss per share attributable to Navios Holdings common stockholders	$ (0.34)	$ (0.29)	$ (0.79)	$ (0.39)
Weighted average number of shares, diluted	116,051,809	106,009,049	115,612,780	106,022,826
Other comprehensive income/(loss)
Unrealized holding gain on investments in available-for-sale securities	$ 0	$ 495	$ 0	$ 100
Reclassification to earnings	0	345	0	345
Total other comprehensive income	0	840	0	445
Total comprehensive loss	(35,655)	(22,914)	(85,462)	(28,721)
Comprehensive income attributable to the noncontrolling interest	(1,603)	(2,662)	(515)	(4,715)
Total comprehensive loss attributable to Navios Holdings common stockholders	$ (37,258)	$ (25,576)	$ (85,977)	$ (33,436)